                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5912

--------------------------------------------------------------------------------

                             MFS SPECIAL VALUE TRUST

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116

--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116

--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

--------------------------------------------------------------------------------
                    Date of fiscal year end: October 31, 2002

--------------------------------------------------------------------------------
                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[logo] M F S(R)
INVESTMENT MANAGEMENT

                     MFS(R) SPECIAL
                     VALUE TRUST

                     SEMIANNUAL REPORT o APRIL 30, 2003

TABLE OF CONTENTS


Letter from the Chairman ..................................................  1
Management Review .........................................................  4
Performance Summary .......................................................  8
Portfolio of Investments .................................................. 11
Financial Statements ...................................................... 21
Notes to Financial Statements ............................................. 25
Trustees and Officers ..................................................... 32


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NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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
LETTER FROM THE CHAIRMAN


[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,

Our firm was built on the philosophy that bottom- up fundamental research is the best means of achieving superior long term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company you own whether it is in the U.S. or anywhere across the globe.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity analysts, 27 based in the U.S. and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities across the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our fund shareholders.

THINKING GLOBALLY
More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers across the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As markets across the globe become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK
Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers -- no matter how talented they may be -- can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, email, and PDAs (Personal Digital Assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS" culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work towards delivering superior long term investment performance for our fund shareholders. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss the trends around the world affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspective they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry and its ability to grow its market share. Conversely, our fixed income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER
Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

Respectfully,

/s/ Jeffrey L. Shames

Jeffrey L. Shames
Chairman
MFS Investment Management(R)

May 30, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEW

[Photo of John F. Addeo]
    John F. Addeo

Dear Shareholders,

For the six months ended April 30, 2003, the trust provided a total return of 24.57% based on its beginning and ending stock market prices and assuming the reinvestment of any dividend and capital gains distributions paid during the period. The trust's total return based on its net asset value (NAV) was 21.56%. During the same period, the trust's benchmark, the Lehman Brothers High Yield Bond Index, an unmanaged index of below-investment-grade corporate debt, returned 22.75%.

STRONG PERIOD FOR CORPORATE BONDS
In the fourth quarter of 2002, stock and corporate bond prices rebounded sharply from a dramatic September decline, sparked by signs of improving economic activity and a pickup in corporate earnings. The stock market rally stalled in the first quarter of 2003, however, as the uncertainty of war with Iraq began to be a factor with investors. Less-than-encouraging economic news in early 2003 also dampened investor enthusiasm for stocks.

However, corporate bonds continued to rally through the end of the reporting period, as investor focus turned from U.S. Treasuries to higher-yielding bonds. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) Many companies were actively reducing the amount of debt on their balance sheets and becoming stronger, more profitable operations. An increase in the number of high-yield corporate bonds being issued brought some well-needed liquidity back into the market. The number of companies filing for bankruptcy and defaulting on their bonds declined, and there was an increase in the recovery rate for those that did. These factors helped improve credit quality and bond performance, particularly for high-yield corporate issuers.

Mortgage-backed securities also posted strong returns for the reporting period, benefiting from record low interest rates and a steady mortgage refinancing market.

PORTFOLIO STRUCTURE
4/30/03

High Yield Corporates                   49.1%
U.S. Equities                           33.6%
Emerging Markets                         6.8%
Commercial Mortgage Backed Securities    5.1%
Other                                    5.4%

The portfolio is actively managed, and current holdings may be different.


POSITIVE PERFORMANCE CONTRIBUTORS
For the period, the trust's overexposure to high-yield securities helped performance, particularly when the stock market slipped in late 2002 and early 2003. Our allocation to high-yielding corporate bonds responded positively to the rally in the U.S. credit markets (led by the media, telecommunications, and utilities areas) that began last fall and carried over to the end of the reporting period. We took advantage of the rally by selecting bonds that we felt were attractive from fundamental and valuation standpoints, including Charter Communications and Alamosa Holdings. These bond holdings made positive contributions to relative returns as the market stabilized, investors regained confidence in corporate securities, and bond prices bounced back from depressed levels.

The trust was overweighted in longer maturities relative to its benchmark during the period. This position also helped relative performance, as bonds with longer maturities constituted one of the best-performing areas of the yield curve.

In addition, the trust's stock holdings in the utilities & communications and leisure sectors made significant contributions to relative performance. In particular, energy producer Calpine Corporation and U.S. cable operator Comcast Corporation were two of the trust's best performing holdings.

WEAKNESS FROM SECTOR ALLOCATIONS
The trust's underexposure to stocks in the basic materials, energy, and technology sectors detracted from relative performance, as these sectors performed well during the reporting period. Specific stock holdings also held back performance for the period. Examples included Owens-Illinois and GlobalSantaFe Corporation.

Our underexposure to bonds in the industrial and electric sectors also hurt relative returns, as these economically sensitive areas of the market rebounded strongly from earlier weakness. However, strong performance from our corporate bond holdings in the media sector helped offset some of these losses.

The trust had a substantial allocation to equities during the reporting period, and as the equity market did not rally as much as the high-yield market, this allocation detracted from performance relative to the trust's high-yield benchmark.

Respectfully,

/s/ John F. Addeo

John F. Addeo
Portfolio Manager


The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecast can be guaranteed.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
   PORTFOLIO MANAGER'S PROFILE
--------------------------------------------------------------------------------

   JOHN F. ADDEO, CFA, IS VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) (MFS(R)) AND PORTFOLIO MANAGER OF THE HIGH-YIELD BOND PORTFOLIOS OF OUR MUTUAL FUNDS AND CLOSED-END FUNDS. JOHN JOINED MFS AS A RESEARCH ANALYST IN 1998. HE BECAME VICE PRESIDENT IN 1999, ASSOCIATE PORTFOLIO MANAGER IN 2000, AND PORTFOLIO MANAGER IN 2001. PREVIOUSLY, HE WAS A QUANTITATIVE ANALYST AND A VICE PRESIDENT IN THE HIGH-YIELD GROUPS OF SEVERAL MAJOR INVESTMENT COMPANIES.

   HE RECEIVED A BACHELOR OF SCIENCE DEGREE FROM SIENA COLLEGE IN 1984. HE HOLDS THE CHARTERED FINANCIAL ANALYST (CFA) DESIGNATION.

   ALL PORTFOLIO MANAGERS AT MFS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, ISSUER-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.


In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

OBJECTIVE: To obtain an annual distribution rate of 10% based on its average daily net asset value (NAV), while seeking opportunities for capital appreciation.

NEW YORK STOCK EXCHANGE SYMBOL: MFV

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   PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

   (For the six months ended April 30, 2003)

   NET ASSET VALUE PER SHARE
   October 31, 2002                                                 $7.50
   April 30, 2003                                                   $8.67

   NEW YORK STOCK EXCHANGE PRICE
   October 31, 2002                                                 $7.25
   April 29 and 30, 2003 (high)*                                    $8.60
   November 14, 2002 (low)*                                         $7.22
   April 30, 2003                                                   $8.60

   *For the period November 1, 2002, through April 30, 2003
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

ALL RESULTS ARE HISTORICAL. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

KEY RISK CONSIDERATIONS

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. The trust's shares also may trade at a premium to their net asset value. When trust shares trade at a premium, buyers pay more than the asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and increasing the trust's expense ratio.

The trust's target annual distribution rate is calculated based on the trust's average daily net asset value, not a fixed share price, and the trust's dividend amount will fluctuate with changes in the trust's average daily net asset value.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

These risks may increase share price volatility. Please see the prospectus for further information on these and other risk considerations.

NUMBER OF SHAREHOLDERS

As of April 30, 2003, our records indicate that there are 703 registered shareholders and approximately 5,050 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

        State Street Bank and Trust Company
        c/o MFS Service Center, Inc.
        P.O. Box 55024
        Boston, MA 02205-5024
        1-800-637-2304

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MFS offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments in any amount over $100 can be made in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

PORTFOLIO OF INVESTMENTS (Unaudited) -- April 30, 2003

Bonds - 61.2%
------------------------------------------------------------------------------------------------------
                                                                PRINCIPAL AMOUNT
ISSUER                                                             (000 OMITTED)                 VALUE
------------------------------------------------------------------------------------------------------
U.S. Bonds - 52.2%
  Advertising & Broadcasting - 4.1%
    Dex Media East LLC, 9.875s, 2009##                                $      150           $   171,750
    Echostar DBS Corp., 9.375s, 2009                                         500               539,375
    Emmis Communications Corp., 0s to 2006, 12.5s to 2011                    568               499,840
    Granite Broadcasting Corp., 10.375s, 2005                                300               298,500
    Panamsat Corp., 8.5s, 2012                                               150               162,375
    Primedia, Inc., 8.875s, 2011                                             325               346,125
    RH Donnelley Finance Corp., 10.875s, 2012##                              150               173,625
    XM Satellite Radio, Inc., 0s to 2005, 14s to 2009                        225               158,625
                                                                                           -----------
                                                                                           $ 2,350,215
------------------------------------------------------------------------------------------------------
  Aerospace - 0.6%
    Hexcel Corp., 9.875s, 2008##                                      $       20           $    21,400
    Hexcel Corp., 9.75s, 2009                                                210               206,850
    K & F Industries, Inc., "B", 9.625s, 2010                                 80                86,400
                                                                                           -----------
                                                                                           $   314,650
------------------------------------------------------------------------------------------------------
  Airlines - 0.3%
    Continental Airlines Pass-Through Trust, Inc., 6.545s, 2019       $      183           $   158,998
------------------------------------------------------------------------------------------------------
  Apparel & Manufacturers - 0.1%
    Westpoint Stevens, Inc., 7.875s, 2008**                           $      325           $    60,125
------------------------------------------------------------------------------------------------------
  Automotive - 4.1%
    Accuride Corp., 9.25s, 2008                                       $      200           $   167,000
    Collins & Aikman Products Co., 10.75s, 2011                              350               358,750
    Delco Remy International, Inc., 8.625s, 2007                              40                36,000
    Dura Operating Corp., 9s, 2009                                           550               525,250
    Hayes Lemmerz International, Inc., 11.875s, 2006##**                     780               390,000
    Metaldyne Corp., 11s, 2012                                               115               100,050
    Tenneco Automotive, Inc., "B", 11.625s, 2009                             290               256,650
    TRW Automotive, Inc., 9.375s, 2013##                                      90                98,325
    TRW Automotive, Inc., 11s, 2013##                                         20                21,900
    TRW Automotive, Inc., 11.75s, 2013                              EUR      245               295,796
    Venture Holdings Trust, 11s, 2007**                               $      375               110,625
    Venture Holdings Trust, 12s, 2009**                                      150                 2,250
                                                                                           -----------
                                                                                           $ 2,362,596
------------------------------------------------------------------------------------------------------
  Basic Industry - 0.4%
    Foamex L P/Foamex Capital Corp., 10.75s, 2009                     $      295           $   206,500
    Thermadyne Manufacturing/Capital Corp., 9.875s, 2008**                   985                40,631
                                                                                           -----------
                                                                                           $   247,131
------------------------------------------------------------------------------------------------------
  Broadcast & Cable TV - 3.9%
    Adelphia Communications Corp., 10.25s, 2011**                     $      750           $   378,750
    Charter Communications Holdings, 8.625s, 2009                            365               239,988
    Charter Communications Holdings, 0s to 2004, 9.92s to 2011             1,000               575,000
    CSC Holdings, Inc., 8.125s, 2009                                         155               164,300
    CSC Holdings, Inc., "B", 8.125s, 2009                                     50                53,000
    FrontierVision Holding LP, 11.875s, 2007**                               300               216,000
    Insight Midwest, 9.75s, 2009                                             300               321,750
    Mediacom Broadband LLC, 11s, 2013                                        275               312,812
                                                                                           -----------
                                                                                           $ 2,261,600
------------------------------------------------------------------------------------------------------
  Building - 1.1%
    Formica Corp., 10.875s, 2009**                                    $      850           $   212,500
    Interface, Inc., 10.375s, 2010                                           105                95,550
    Williams Scotsman, Inc., 9.875s, 2007                                    350               348,250
                                                                                           -----------
                                                                                           $   656,300
------------------------------------------------------------------------------------------------------
  Business Services - 1.7%
    General Binding Corp., 9.375s, 2008                               $    1,000           $   955,000
------------------------------------------------------------------------------------------------------
  Chemicals - 2.5%
    Huntsman ICI Holdings, 10.125s, 2009                              $      750           $   772,500
    Lyondell Chemical Co., 11.125s, 2012                                     300               324,000
    Pioneer Americas LLC, 4.9s, 2006                                          56                43,951
    Sovereign Specialty Chemicals, 11.875s, 2010                             320               313,600
                                                                                           -----------
                                                                                           $ 1,454,051
------------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 2.2%
    American Safety Razor Co., 9.875s, 2005                           $      500           $   465,000
    Samsonite Corp., 10.75s, 2008                                            550               519,750
    Sealy Mattress Co., 9.875s, 2007                                         275               283,250
                                                                                           -----------
                                                                                           $ 1,268,000
------------------------------------------------------------------------------------------------------
  Containers - 1.3%
    Pliant Corp., 13s, 2010                                           $      525           $   485,625
    Silgan Holdings, Inc., 9s, 2009                                          275               286,000
                                                                                           -----------
                                                                                           $   771,625
------------------------------------------------------------------------------------------------------
  Corporate Asset-Backed - 5.0%
    Anthracite CDO I Ltd., 6s, 2037##                                 $      450           $   328,166
    DLJ Mortgage Acceptance Corp., 8s, 2003+                                 803               763,101
    Falcon Auto Dealership LLC, 4.198s, 2023 (Interest only)                 718               137,303
    GMAC Commercial Mortgage Security, Inc., 6.02s, 2033                     250               219,375
    Morgan Stanley Capital I, Inc., Class D, 7.642s, 2039                  1,070             1,032,178
    Morgan Stanley Capital I, Inc., Class F, 7.642s, 2039                    600               414,866
                                                                                           -----------
                                                                                           $ 2,894,989
------------------------------------------------------------------------------------------------------
  Electronics - 0.8%
    On Semiconductor Corp., 13s, 2008                                 $      500           $   475,000
------------------------------------------------------------------------------------------------------
  Energy - Independent - 1.7%
    Belden & Blake Corp., 9.875s, 2007                                $      240           $   223,200
    Continental Resources, Inc., 10.25s, 2008                                750               742,500
                                                                                           -----------
                                                                                           $   965,700
------------------------------------------------------------------------------------------------------
  Entertainment - 0.2%
    Six Flags, Inc., 9.75s, 2013                                      $      135           $   140,737
------------------------------------------------------------------------------------------------------
  Food & Non Alcoholic Beverage Products - 0.7%
    Burns Philip Capital Property Ltd., 9.75s, 2012##                 $      425           $   425,000
------------------------------------------------------------------------------------------------------
  Forest & Paper Products - 1.3%
    Buckeye Technologies, Inc., 8s, 2010                              $      465           $   427,800
    Fibermark, Inc., 10.75s, 2011                                            255               257,550
    Georgia Pacific Corp., 9.375s, 2013##                                     55                60,500
                                                                                           -----------
                                                                                           $   745,850
------------------------------------------------------------------------------------------------------
  Gaming & Lodging - 1.5%
    Hollywood Park, Inc., 9.5s, 2007                                  $      275           $   269,500
    Host Marriott LP, 9.5s, 2007                                             275               289,094
    Resorts International Hotel, 11.5s, 2009                                 350               325,500
                                                                                           -----------
                                                                                           $   884,094
------------------------------------------------------------------------------------------------------
  Home Construction - 0.7%
    MMI Products, Inc., 11.25s, 2007                                  $      500           $   375,000
------------------------------------------------------------------------------------------------------
  Machinery & Tools - 2.2%
    Columbus McKinnon Corp., 8.5s, 2008                               $      225           $   159,750
    Motors & Gears, Inc., 10.75s, 2006                                       270               236,250
    Terex Corp., 9.25s, 2011                                                 500               535,000
    Terex Corp., 10.375s, 2011                                                60                66,600
    United Rentals North America, Inc., 10.75s, 2008                         250               270,000
                                                                                           -----------
                                                                                           $ 1,267,600
------------------------------------------------------------------------------------------------------
  Medical & Health Products - 0.0%
    HMP Equity Holdings Corp., 0s, 2008                               $       55           $    26,089
------------------------------------------------------------------------------------------------------
  Medical & Health Technology Services - 0.9%
    Alliance Imaging, Inc., 10.375s, 2011                             $      200           $   188,000
    Beverly Enterprises, Inc., 9.625s, 2009                                  165               145,612
    HealthSouth Corp., 8.5s, 2008**                                          260               165,750
                                                                                           -----------
                                                                                           $   499,362
------------------------------------------------------------------------------------------------------
  Metals & Mining - 0.6%
    Doe Run Resources Corp., 11.75s, 2008                             $      435           $   174,000
    Kaiser Aluminum & Chemical Corp., 9.875s, 2049**                         200               126,000
    Kaiser Aluminum & Chemical Corp., 12.75s, 2049**                         465                18,600
                                                                                           -----------
                                                                                           $   318,600
------------------------------------------------------------------------------------------------------
  Natural Gas - Pipeline - 1.5%
    ANR Pipeline Co., 9.625s, 2021                                    $      125           $   140,625
    Dynegy Holdings, Inc., 6.875s, 2011                                      500               425,000
    Williams Cos, Inc., 7.125s, 2011                                         320               302,400
                                                                                           -----------
                                                                                           $   868,025
------------------------------------------------------------------------------------------------------
  Oil Services - 0.6%
    Dresser, Inc., 9.375s, 2011                                       $      285           $   293,550
    Grant Prideco, Inc., 9s, 2009##                                           20                21,900
                                                                                           -----------
                                                                                           $   315,450
------------------------------------------------------------------------------------------------------
  Oils - 0.7%
    Citgo Petroleum Corp., 11.375s, 2011##                            $      150           $   167,250
    Tesoro Petroleum Corp., 9.625s, 2012                                     220               211,200
                                                                                           -----------
                                                                                           $   378,450
------------------------------------------------------------------------------------------------------
  Pollution Control - 0.6%
    Allied Waste North America, Inc., 10s, 2009                       $      325           $   347,344
------------------------------------------------------------------------------------------------------
  Printing & Publishing - 0.2%
    Hollinger, Inc., 11.875s, 2011                                    $       85           $    90,525
------------------------------------------------------------------------------------------------------
  Steel - 0.1%
    AK Steel Corp., 7.875s, 2009                                      $       75           $    66,563
------------------------------------------------------------------------------------------------------
  Stores - 1.9%
    Finlay Enterprises, Inc., 9s, 2008                                $      495           $   490,050
    J. Crew Group, Inc., 13.125s, 2008                                       160               113,600
    J. Crew Operating Corp., 10.375s, 2007                                   100                90,000
    PCA LLC, 11.875s, 2009                                                   180               189,900
    Rite Aid Corp, 12.5s, 2006                                                40                45,200
    Rite Aid Corp., 9.5s, 2011##                                             125               133,125
                                                                                           -----------
                                                                                           $ 1,061,875
------------------------------------------------------------------------------------------------------
  Supermarkets - 0.0%
    Fleming Cos., Inc., 9.25s, 2010**                                 $      125           $    17,813
------------------------------------------------------------------------------------------------------
  Telecommunications - Wireline - 2.8%
    Qwest Services Corp., 13.5s, 2010##                               $      600           $   666,000
    Qwest Services Corp., 8.875s, 2012##                                     110               120,450
    Sprint Capital Corp., 6.125s, 2008                                       265               270,300
    Time Warner Telecommunications LLC, 9.75s, 2008                          275               231,000
    Worldcom, Inc., 7.5s, 2011**                                           1,080               305,100
                                                                                           -----------
                                                                                           $ 1,592,850
------------------------------------------------------------------------------------------------------
  Utilities - Electric Power - 2.0%
    AES Corp., 8.5s, 2007                                             $      750           $   686,250
    Calpine Corp., 8.5s, 2011                                                215               156,950
    PSEG Energy Holdings LLC, 7.75s, 2007                                    200               209,500
    TXU Corp., 6.375s, 2006                                                  100               106,500
                                                                                           -----------
                                                                                           $ 1,159,200
------------------------------------------------------------------------------------------------------
  Wireless Communication - 3.9%
    Alamosa Holdings, Inc., 0s to 2005, 12.875s to 2010               $      750           $   337,500
    AT&T Wireless Services, Inc., 7.875s, 2011                               125               144,013
    Crown Castle International Corp., 0s to 2004, 10.375s to 2011            929               826,810
    Nextel Communications, Inc., 9.95s, 2008                                 450               472,500
    Rural Cellular Corp., 9.75s, 2010                                        500               435,000
                                                                                           -----------
                                                                                           $ 2,215,823
------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                           $29,992,230
------------------------------------------------------------------------------------------------------
Foreign Bonds - 9.0%
  Brazil - 1.1%
    Federal Republic of Brazil, 2.125s, 2006                          $       31           $    29,256
    Federal Republic of Brazil, 2.188s, 2009                                  54                45,113
    Federal Republic of Brazil, 2.625s, 2012                                 100                73,750
    Federal Republic of Brazil, 8s, 2014                                     188               164,855
    Federal Republic of Brazil, 8.875s, 2024                                 254               190,500
    Federal Republic of Brazil, 10.125s, 2027                                 90                73,386
    Federal Republic of Brazil, 12.25s, 2030                                  60                57,600
                                                                                           -----------
                                                                                           $   634,460
------------------------------------------------------------------------------------------------------
  Canada - 0.2%
    PCI Chemicals Canada Co., 10s, 2008 (Chemicals)                   $      167           $   138,528
------------------------------------------------------------------------------------------------------
  Colombia - 0.5%
    Republic of Colombia, 10s, 2012                                   $      259           $   285,159
------------------------------------------------------------------------------------------------------
  Dominican Republic - 0.5%
    Dominican Republic, 9.04s, 2013##                                 $      260           $   261,625
------------------------------------------------------------------------------------------------------
  Ecuador - 0.2%
    Republic of Ecuador, 12s, 2012                                    $      160           $   132,800
------------------------------------------------------------------------------------------------------
  France - 0.7%
    Crown European Holdings S.A., 10.875s, 2013 (Containers)##        $      350           $   377,125
------------------------------------------------------------------------------------------------------
  Greece - 0.7%
    Fage Dairy Industries S.A., 9s, 2007 (Food & Non-
      Alcoholic Beverage)                                             $      400           $   388,500
------------------------------------------------------------------------------------------------------
  Kazakhstan - 0.1%
    Kaztransoil Co., 8.5s, 2006 (Oil Services)##                      $       70           $    73,500
------------------------------------------------------------------------------------------------------
  Mexico - 0.5%
    Corp. Durango SA de C.V., 13.75s, 2009 (Forest &
      Paper Products)##**                                             $      258           $   118,680
    Pemex Project Funding Master Trust, 8.625s, 2022 (Oils)                  155               172,050
                                                                                           -----------
                                                                                           $   290,730
------------------------------------------------------------------------------------------------------
  Norway - 0.7%
    Ocean Rig Norway AS, 10.25s, 2008 (Oil Services)                  $      440           $   396,000
------------------------------------------------------------------------------------------------------
  Peru - 0.2%
    Republic of Peru, 9.875s, 2015                                    $      130           $   145,925
------------------------------------------------------------------------------------------------------
  Poland - 1.0%
    PTC International Finance II S.A., 11.25s, 2009
      (Wireless Communications)                                       $      500           $   557,500
------------------------------------------------------------------------------------------------------
  Russia - 2.5%
    AO Siberian Oil Co, 10.75s, 2009 (Energy - Integrated)            $      136           $   157,338
    Gazprom OAO, 9.625s, 2013 (Utilities - Gas)##                            150               159,750
    Ministry of Finance, 12.75s, 2028                                        389               601,005
    Russian Federation, 3s, 2008                                             149               131,120
    Russian Federation, 5s, 2030                                             187               168,300
    Tyumen Oil Co., 11s, 2007 (Oil Services)                                 200               231,500
                                                                                           -----------
                                                                                           $ 1,449,013
------------------------------------------------------------------------------------------------------
  Singapore - 0.1%
    Flextronics International Ltd., 9.875s, 2010 (Electronics)        $       50           $    56,000
------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                        $ 5,186,865
------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $36,708,001)                                                 $35,179,095
------------------------------------------------------------------------------------------------------
Stocks - 28.7%
------------------------------------------------------------------------------------------------------
                                                                          SHARES
------------------------------------------------------------------------------------------------------
U.S. Stocks - 27.2%
  Banks & Credit Cos. - 1.7%
    FleetBoston Financial Corp.                                           37,000           $   981,240
------------------------------------------------------------------------------------------------------
  Broadcast & Cable TV - 4.0%
    Comcast Corp.*                                                        30,400           $   913,824
    Cumulus Media, Inc.*                                                  21,000               362,040
    NTL, Inc.*                                                             6,317               107,389
    Sinclair Broadcast Group, Inc., "A"*                                  30,000               318,000
    Sirius Satellite Radio, Inc.*                                        786,320               581,877
                                                                                           -----------
                                                                                           $ 2,283,130
------------------------------------------------------------------------------------------------------
  Business Services
    Anacomp, Inc.*                                                            30           $       210
------------------------------------------------------------------------------------------------------
  Chemicals
    Sterling Chemicals, Inc.*                                              1,570           $    29,233
------------------------------------------------------------------------------------------------------
  Computer Software - 2.1%
    Oracle Corp.*                                                        100,620           $ 1,195,366
------------------------------------------------------------------------------------------------------
  Containers - 0.9%
    Owens-Illinois, Inc.*                                                 60,800           $   540,512
------------------------------------------------------------------------------------------------------
  Electrical Equipment - 2.4%
    Tyco International Ltd.                                               87,740           $ 1,368,744
------------------------------------------------------------------------------------------------------
  Energy - Independent - 1.4%
    Chesapeake Energy Corp.                                              100,500           $   810,030
------------------------------------------------------------------------------------------------------
  Gaming & Lodging - 0.4%
    Argosy Gaming Corp.*                                                   5,425           $   110,507
    Pinnacle Entertainment, Inc.*                                         23,675               126,425
                                                                                           -----------
                                                                                           $   236,932
------------------------------------------------------------------------------------------------------
  General Merchandise - 1.5%
    Sears, Roebuck & Co.                                                  31,240           $   885,342
------------------------------------------------------------------------------------------------------
  Machinery & Tools
    Thermadyne Holdings Corp.**                                            7,554           $       151
------------------------------------------------------------------------------------------------------
  Metals & Mining - 2.2%
    Alcoa, Inc.                                                           27,140           $   622,320
    Commonwealth Industries, Inc.                                         39,700               192,545
    Metal Management, Inc.*                                               50,093               430,800
                                                                                           -----------
                                                                                           $ 1,245,665
------------------------------------------------------------------------------------------------------
  Oil Services - 3.3%
    BJ Services Co.*                                                      13,700           $   500,187
    Cooper Cameron Corp.*                                                 10,730               513,538
    GlobalSantaFe Corp.*                                                  29,530               624,855
    Noble Corp.*                                                           8,190               253,480
                                                                                           -----------
                                                                                           $ 1,892,060
------------------------------------------------------------------------------------------------------
  Specialty Chemicals - 0.9%
    Atlantis Plastics, Inc.*                                              86,550           $   493,335
------------------------------------------------------------------------------------------------------
  Telecommunications - Wireline - 1.0%
    Motorola, Inc.                                                        69,890           $   552,830
------------------------------------------------------------------------------------------------------
  Telephone Services
    Adelphia Business Solutions**                                         40,000           $     1,000
------------------------------------------------------------------------------------------------------
  Utilities - Electric Power - 3.5%
    Calpine Corp.*                                                       255,060           $ 1,369,672
    El Paso Electric Co.*                                                    800                 9,072
    NiSource, Inc.                                                        33,800               638,820
                                                                                           -----------
                                                                                           $ 2,017,564
------------------------------------------------------------------------------------------------------
  Wireless Communication - 1.9%
    AT&T Wireless Services, Inc.*                                        168,270           $ 1,087,024
------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                          $15,620,368
------------------------------------------------------------------------------------------------------
Foreign Stocks - 1.5%
  Canada - 0.2%
    International Utility Structures, Inc. (Metals & Mining)*            254,700           $    83,508
------------------------------------------------------------------------------------------------------
  Netherlands - 0.4%
    Completel Europe N.V. (Telecom - Wireline)*                           11,741           $   119,440
    Completel Europe N.V., Preferred (Telecom - Wireline)*                   117               122,293
                                                                                           -----------
                                                                                           $   241,733
------------------------------------------------------------------------------------------------------
  Sweden - 0.5%
    Song Networks Holding AB (Telephone Services)                         66,675           $   293,769
    Song Networks Holding AB (Telephone Services)*                         7,200                 7,490
    Song Networks Holding AB (Telephone Services)*                            12                     1
                                                                                           -----------
                                                                                           $   301,260
------------------------------------------------------------------------------------------------------
  United Kingdom - 0.4%
    Jazztel PLC (Telecom - Wireline)**                                   481,606           $   231,506
------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                       $   858,007
------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $25,472,164)                                                $16,478,375
------------------------------------------------------------------------------------------------------
Preferred Stocks - 6.1%
------------------------------------------------------------------------------------------------------
  Broadcast & Cable TV - 3.8%
    CSC Holdings, Inc., 11.125s                                            6,500           $   679,250
    NTL Europe, Inc., "A", 10s                                                10                    31
    Paxon Communications Corp., 13.25s                                       165             1,518,000
                                                                                           -----------
                                                                                           $ 2,197,281
------------------------------------------------------------------------------------------------------
  Telecommunications - Wireline
    Global Crossings Holdings Ltd., 10.5s**                               10,525           $     5,263
------------------------------------------------------------------------------------------------------
  Wireless Communication - 2.3%
    Nextel Communications, Inc., 11.125s                                   1,207           $ 1,285,455
------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $3,627,667)                                       $ 3,487,999
------------------------------------------------------------------------------------------------------

Convertible Bonds - 1.5%
------------------------------------------------------------------------------------------------------
                                                                PRINCIPAL AMOUNT
ISSUER                                                             (000 OMITTED)                 VALUE
------------------------------------------------------------------------------------------------------
  United Kingdom - 1.5%
  Business Services - 1.4%
    Colt Telecom Group, 2s, 2006                                    EUR    1,000           $   782,531
------------------------------------------------------------------------------------------------------
  Telecommunications - Wireline - 0.1%
    Jazztel, PLC 12s, 2012**                                        EUR       93                49,860
------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $872,156)                                        $   832,391
------------------------------------------------------------------------------------------------------

Convertible Preferred Stock - 0.2%
------------------------------------------------------------------------------------------------------
                                                                          SHARES
------------------------------------------------------------------------------------------------------
  United States - 0.2%
  Energy - Independent - 0.2%
    NRG Energy, Inc. (Identified Cost, $439,848)                          14,307           $   129,621
------------------------------------------------------------------------------------------------------

Municipal Bond - 0.2%
------------------------------------------------------------------------------------------------------
                                                                PRINCIPAL AMOUNT
                                                                   (000 OMITTED)
------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0.2%
------------------------------------------------------------------------------------------------------
    Dallas Fort Worth, TX, 5.95s, 2029 (Identified Cost $190,125)     $      225           $   134,438
------------------------------------------------------------------------------------------------------

Warrants
------------------------------------------------------------------------------------------------------
                                                                          SHARES
------------------------------------------------------------------------------------------------------
    Anacomp, Inc. (Business Services)*                                     5,841           $       117
    Doe Run Resources Corp. (Metals & Mining)*                                 2                     0
    Ono Finance PLC (Broadcast & Cable TV)*                                1,000                    10
    Sterling Chemicals, Inc. (Chemicals)*                                  1,945                    19
------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $47,170)                                                  $       146
------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 12.1%
------------------------------------------------------------------------------------------------------
    Navigator Securities Lending Prime Portfolio, at
      identified cost                                                 $6,991,541           $ 6,991,541
------------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.4%
------------------------------------------------------------------------------------------------------
                                                                PRINCIPAL AMOUNT
ISSUER                                                             (000 OMITTED)                 VALUE
------------------------------------------------------------------------------------------------------
    Goldman Sachs, dated 4/30/03, due 5/01/03, total to be
      received $238,009 (secured by various U.S. Treasury
      and Federal Agency obligations in a jointly traded
      account), at Cost                                               $      238           $   238,000
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $74,586,672)                                           $63,471,606
Other Assets, Less Liabilities - (10.4)%                                                    (6,003,117)
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                        $57,468,489
------------------------------------------------------------------------------------------------------

 *Non-income producing security.
**Non-income producing security - in default.
##SEC Rule 144A restriction.
 +Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

                                   EUR = EURO

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------
APRIL 30, 2003
--------------------------------------------------------------------------------
Assets:
  Investments, at value, including $6,579,862 of securities
    on loan (identified cost, $74,586,672)                         $ 63,471,606
  Receivable for investments sold                                       550,542
  Interest and dividends receivable                                     901,624
  Other assets                                                           10,566
                                                                   ------------
      Total assets                                                 $ 64,934,338
                                                                   ------------
Liabilities:
  Payable to custodian                                             $      1,518
  Payable to dividend disbursing agent                                   39,404
  Payable for forward currency exchange contracts                        32,867
  Payable for investments purchased                                     126,099
  Collateral for securities loaned, at value                          6,991,541
  Payable to affiliates -
    Management fee                                                          915
    Transfer and dividend disbursing agent fee                            1,312
    Administrative fee                                                       27
  Accrued expenses and other liabilities                                272,166
                                                                   ------------
      Total liabilities                                            $  7,465,849
                                                                   ------------
Net assets                                                         $ 57,468,489
                                                                   ------------

Net assets consist of:
  Paid-in capital                                                  $ 74,927,004
  Unrealized depreciation on investments and translation of
    assets and liabilities in foreign currencies                    (11,147,459)
  Accumulated net realized loss on investments and foreign
    currency transactions                                            (4,839,400)
  Accumulated distributions in excess of net investment income       (1,471,656)
                                                                   ------------
      Total                                                        $ 57,468,489
                                                                   ------------
Shares of beneficial interest outstanding (6,881,649, less
256,600 treasury shares)                                             6,625,049
                                                                     ---------
Net asset value per share (net assets / shares of
beneficial interest outstanding)                                       $8.67
                                                                       -----

See notes to financial statements.

Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2003
--------------------------------------------------------------------------------
Net investment income:
  Income -
    Interest                                                        $ 2,074,465
    Dividends                                                           224,462
                                                                    -----------
      Total investment income                                       $ 2,298,927
                                                                    -----------

  Expenses -
    Management fee                                                  $   256,285
    Trustees" compensation                                               28,610
    Administrative fee                                                    3,071
    Investor communication expense                                       21,943
    Transfer and dividend disbursing agent fee                            7,751
    Custodian fee                                                        11,977
    Printing                                                              7,971
    Postage                                                               2,024
    Auditing fees                                                        18,800
    Legal                                                                   750
    Miscellaneous                                                         4,228
                                                                    -----------
      Total expenses                                                $   363,410

  Fees paid indirectly                                                   (4,614)
                                                                    -----------
      Net expenses                                                  $   358,796
                                                                    -----------
        Net investment income                                       $ 1,940,131
                                                                    -----------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                         $(3,142,830)
    Foreign currency transactions                                      (175,293)
                                                                    -----------
          Net realized loss on investments and foreign
      currency transactions                                         $(3,318,123)
                                                                    -----------
  Change in unrealized appreciation (depreciation) -
    Investments                                                     $11,792,334
    Translation of assets and liabilities in foreign currencies         (13,515)
                                                                    -----------
        Net unrealized gain on investments and foreign
        currency translation                                        $11,778,819
                                                                    -----------
          Net realized and unrealized gain on investments
          and foreign currency                                      $ 8,460,696
                                                                    -----------
            Increase in net assets from operations                  $10,400,827
                                                                    -----------


See notes to financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED
                                                                APRIL 30, 2003                YEAR ENDED
                                                                   (UNAUDITED)          OCTOBER 31, 2002
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                            $ 1,940,131              $  4,852,838
  Net realized loss on investments and foreign currency
    transactions                                                    (3,318,123)                  (97,694)
  Net unrealized gain (loss) on investments and foreign
    currency translation                                            11,778,819                (5,901,862)
                                                                   -----------               -----------
    Increase (decrease) in net assets from operations              $10,400,827              $ (1,146,718)
                                                                   -----------              ------------
Distributions declared to shareholders -

  From net investment income                                       $(2,594,010)             $ (4,852,712)
  In excess of net investment income                                    --                    (1,609,046)
                                                                    ----------              ------------
    Total distributions declared to shareholders                   $(2,594,010)             $ (6,461,758)
                                                                   -----------              ------------
Net increase in net assets from trust share transactions           $    39,321              $    632,359
                                                                   -----------              ------------
      Total increase (decrease) in net assets                      $ 7,846,138              $(6,976,117)
Net assets:
  At beginning of period                                            49,622,351                56,598,468
                                                                   -----------              ------------
  At end of period (including accumulated distributions in
    excess of net investment income of $1,471,656 and
    $817,777, respectively)                                        $57,468,489               $49,622,351
                                                                   -----------               -----------

See notes to financial statements.

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                            SIX MONTHS ENDED         -------------------------------------------------------------------------
                              APRIL 30, 2003               2002             2001            2000           1999           1998
                                 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
 throughout each period):
Net asset value - beginning of
  period                             $  7.50            $  8.63          $ 11.67        $  14.34       $  13.76       $  15.03
                                     -------            -------         --------        --------       --------       --------
Income from investment operations# -
  Net investment income(S)           $  0.29            $  0.74          $  0.77        $   1.01       $   0.57       $   0.04
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency                1.27              (0.89)           (2.16)          (1.53)          1.66           1.01
                                     -------            -------         --------        --------       --------       --------
      Total from investment
        operations                   $  1.56            $ (0.15)         $ (1.39)       $  (0.52)      $   2.23       $   1.05
                                     -------            -------         --------        --------       --------       --------
Less distributions declared to
  shareholders -
  From net investment income         $ (0.39)           $ (0.74)         $ (0.77)       $  (1.01)      $  (0.57)      $  (0.04)
  From net realized gain on
    investments and foreign
    currency transactions             --                 --               --               (0.95)         (1.00)         (2.28)
  In excess of net investment
    income                            --                  (0.24)           (0.06)          (0.01)         (0.08)        --
  From paid-in capital                --                 --                (0.82)          (0.18)        --             --
                                     -------            -------         --------        --------       --------       --------
      Total distributions
        declared to
        shareholders                 $ (0.39)           $ (0.98)         $ (1.65)       $  (2.15)      $  (1.65)      $  (2.32)
                                     -------            -------         --------        --------       --------       --------
Net asset value - end of period      $  8.67            $  7.50          $  8.63        $  11.67       $  14.34       $  13.76
                                     -------            -------         --------        --------       --------       --------
Per share market value - end of
  period                             $ 8.600            $ 7.250          $14.300        $ 13.750       $ 16.750       $ 16.750
                                     -------            -------         --------        --------       --------       --------
Total return at market value           24.57%++          (43.54)%          16.99%          (4.33)%        11.08%          0.26%
Ratios (to average net assets)/
 Supplemental data:
  Expenses##                            1.39%+             1.56%            1.53%           1.35%          1.23%          1.10%
  Net investment income(S)              7.40%+             8.76%            7.49%           7.46%          3.79%          0.26%
Portfolio turnover                        47%               137%              49%             32%           137%            85%
Net assets at end of period
  (000 Omitted)                      $57,468            $49,622          $56,598        $ 75,545       $ 91,603       $ 86,937

(S) As required, effective November 1, 2001, the trust has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02, and increase the ratio of net investment income to average net assets by
    0.49%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Special Value Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the trust's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the trust's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Repurchase Agreements - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Deferred Trustee Compensation - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS trusts selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $9,456 of Deferred Trustees" compensation.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Forward Foreign Currency Exchange Contracts - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust" portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2002 and October 31, 2001 was as follows:

                                 OCTOBER 31, 2002          OCTOBER 31, 2001
---------------------------------------------------------------------------
Distributions paid from:
    Ordinary income                    $6,461,758               $ 5,427,231
    Tax return of capital                   --                    5,328,929
                                       ----------               -----------
Total distributions declared           $6,461,758               $10,756,160
                                       ----------               -----------

As of October 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                    $   (151,293)
          Unrealized depreciation                       (22,729,932)
          Other temporary differences                    (2,384,107)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2009.

(3) Transactions with Affiliates
Investment Adviser - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.68% of the trust's average daily net assets and 3.40% of investment income.

The trust pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees" compensation is a net increase of $20,250 as a result of the change in the trust's pension liability for active Trustees and a pension expense of $4,257 for inactive trustees for the six months ended April 30, 2003.

Administrator - The trust has an administrative services agreement with MFS to provide the trust with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the trust pays MFS an administrative fee at the following annual percentages of the trust's average daily net assets:

              First $2 billion                           0.0175%
              Next $2.5 billion                          0.0130%
              Next $2.5 billion                          0.0005%
              In excess of $7 billion                    0.0000%

Transfer Agent - MFSC acts as registrar and dividend disbursing agent for the Trust. The agreement provides that the Trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment and will reimburse MFSC for reasonable out-of-pocket expenses.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $24,266,072 and $23,894,412, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $ 74,375,437
                                                                 ------------
Gross unrealized depreciation                                    $(16,957,848)
Gross unrealized appreciation                                       6,054,017
                                                                 ------------
    Net unrealized depreciation                                  $(10,903,831)
                                                                 ------------

(5) Shares of Beneficial Interest
The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized 6,625,048.907 full and fractional shares of beneficial interest. Transactions in trust shares were as follows:

                                                           SIX MONTHS ENDED                  YEAR ENDED
                                                             APRIL 30, 2003            OCTOBER 31, 2002
                                                   ------------------------  --------------------------
                                                       SHARES        AMOUNT      SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
  distributions                                         4,903       $39,321      63,689        $632,359
                                                        -----       -------      ------        --------

(6) Line of Credit
The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the trust for the six months ended April 30, 2003 was $279. The trust had no borrowings during the period.

(7) Financial Instruments
The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                                        NET
                                      CONTRACTS TO                           CONTRACTS           UNREALIZED
       SETTLEMENT DATE             DELIVER/RECEIVE   IN EXCHANGE FOR          AT VALUE         DEPRECIATION
-----------------------------------------------------------------------------------------------------------
Sales
               6/16/03    EUR            1,562,224        $1,710,635        $1,743,502            $(32,867)

At April 30, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

(8) Restricted Securities
The trust may invest not more than 20% of its total assets in securities which are subject to legal or contractual restrictions on resale. At April 30, 2003 the trust owned the following restricted securities, excluding securities issued under Rule 144A, constituting 1.33% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                         DATE OF       PRINCIPAL
DESCRIPTION                                          ACQUISITION          AMOUNT            COST           VALUE
------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp. 8s, 2003                    4/6/01         803,000        $484,738        $763,101

(9) Change in Accounting Principle
As required, effective November 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $99,487 increase in cost of securities and a corresponding $99,487 increase in net unrealized depreciation, based on securities held by the fund on November 1, 2001.

The effect of this change for the year ended October 31, 2002 was to increase net investment income by $142,315, increase net unrealized depreciation by $143,850, and decrease net realized losses by $1,535. The Statement of Changes in Net Assets and Financial Highlights for prior periods has not been restated to reflect this change in presentation.

MFS(R) SPECIAL VALUE TRUST

The following tables present certain information regarding the Trustees and officers of the Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years" duration, although the titles may not have been the same throughout.

                     NAME, AGE, POSITION WITH THE TRUST,
               PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55)      ABBY M. O'NEILL (born 04/27/28)
Chairman                                Trustee
Massachusetts Financial Services        Private investor; Rockefeller
Company,                                Financial Services, Inc.
Chairman                                (investment advisers), Chairman
                                        and Chief Executive Officer
JOHN W. BALLEN* (born 09/12/59)
Trustee and President                   LAWRENCE T. PERERA (born 06/23/
Massachusetts Financial Services        35) Trustee
Company, Chief Executive Officer and    Hemenway & Barnes (attorneys),
Director                                Partner

KEVIN R. PARKE* (born 12/14/59)         WILLIAM J. POORVU (born 04/10/
Trustee                                 35) Trustee
Massachusetts Financial Services        Private investor; Harvard
Company, President, Chief Investment    University Graduate School of
Officer, and Director                   Business Administration, Class
                                        of 1961 Adjunct Professor in
INDEPENDENT TRUSTEES                    Entrepreneurship Emeritus; CBL
                                        & Associates Properties, Inc.
LAWRENCE H. COHN, M.D. (born 03/11/37)  (real estate investment trust),
Trustee                                 Director;
Brigham and Women's Hospital, Chief of
Cardiac Surgery; Harvard Medical        J. DALE SHERRATT (born 09/23/
School, Professor of Surgery            38)
                                        Trustee
J. ATWOOD IVES (born 05/01/36)          Insight Resources, Inc.
Trustee                                 (acquisition planning
Private investor; KeySpan Corporation   specialists), President;
(energy related services), Director;    Wellfleet Investments (investor
Eastern Enterprises (diversified        in health care companies),
services company), Chairman, Trustee    Managing General Partner (since
and Chief Executive Officer (until      1993); Cambridge Nutraceuticals
November 2000)                          (professional nutritional
                                        products), Chief Executive
                                        Officer (until May 2001)

                                        ELAINE R. SMITH (born 04/25/46)
                                        Trustee
                                        Independent health care
                                        industry consultant

                                        WARD SMITH (born 09/13/30)
                                        Trustee
                                        Private investor


(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
* "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)
Chairman                                ROBERT R. FLAHERTY (born 09/18/
Massachusetts Financial Services        63) Assistant Treasurer
Company, Chairman                       Massachusetts Financial
                                        Services Company, Vice
JOHN W. BALLEN (born 09/12/59)          President (since
Trustee and President                   August 2000); UAM Fund
Massachusetts Financial Services        Services, Senior Vice President
Company, Chief Executive Officer and    (prior to
Director                                August 2000)

JAMES R. BORDEWICK, JR. (born 03/06/    RICHARD M. HISEY (born 08/29/
59) Assistant Secretary and Assistant   58)
Clerk                                   Treasurer
Massachusetts Financial Services        Massachusetts Financial
Company, Senior Vice President and      Services Company, Senior Vice
Associate General Counsel               President (since July 2002);
                                        The Bank of New York, Senior
STEPHEN E. CAVAN (born 11/06/53)        Vice President (September 2000
Secretary and Clerk                     to July 2002); Lexington Global
Massachusetts Financial Services        Asset Managers, Inc., Executive
Company, Senior Vice President,         Vice President and Chief
General Counsel                         Financial Officer, General
and Secretary                           Manager, Mutual Funds (prior to
                                        September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                     ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services        Assistant Treasurer
Company, Vice President (since April    Massachusetts Financial
2003); Brown Brothers Harriman & Co.,   Services Company, Vice
Senior Vice President (November 2002    President
to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice      JAMES O. YOST (born 06/12/60)
President (prior to November 2002)      Assistant Treasurer
                                        Massachusetts Financial
                                        Services Company, Senior Vice
                                        President

The Trust holds annual shareholder meetings for the purpose of electing Trustees, and Trustees are elected for fixed terms. The Board of Trustees currently is divided into three classes, each having a term of three years. Each year the term of one class expires. Each Trustee's term of office expires on the date of the third annual meeting following the election to office of the Trustee's class. Each Trustee will serve until next elected or his or her earlier death, resignation, retirement or removal.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002.
Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling
1-800-225-2606.

INVESTMENT ADVISER                          TRANSFER AGENT, REGISTRAR AND
                                            DIVIDEND DISBURSING AGENT
Massachusetts Financial Services Company
500 Boylston Street                         State Street Bank and Trust
Boston, MA 02116-3741                       Company
                                            c/o MFS Service Center, Inc.
                                            P.O. Box 55024
PORTFOLIO MANAGER                           Boston, MA 02205-5024
John F. Addeo+                              1-800-637-2304


CUSTODIAN
State Street Bank and Trust Company


+ MFS Investment Management

MFS(R) SPECIAL VALUE TRUST

[MFS LOGO]
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C)2003 MFS Investment Management(R).
500 Boylston Street, Boston, MA 02116.                      MFVCE-SEM-6/03 15.4M

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information requir ed to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

         (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

         [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
         Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SPECIAL VALUE TRUST
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ JOHN W. BALLEN
                               -------------------------------------------------
                               John W. Ballen, President

Date:  June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ JOHN W. BALLEN
                               -------------------------------------------------
                               John W. Ballen, President (Principal Executive Officer)

Date:  June 23, 2003


By (Signature and Title)*  /s/ RICHARD M. HISEY
                               -------------------------------------------------
                               Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 23, 2003


* Print name and title of each signing officer under his or her signature.